Leases - Schedule of Estimated Minimum Future Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Operating Leases
Operating Leases, 2026	$ 15,848
Operating Leases, 2027	14,583
Operating Leases, 2028	12,914
Operating Leases, 2029	12,104
Operating Leases, 2030	9,794
Operating Leases, Thereafter	20,294
Operating Leases, Total undiscounted lease obligation	85,537
Operating Leases, Less: Imputed interest	(21,155)
Operating Leases, Present value of lease obligations	64,382
Finance Leases
Finance Leases, 2026	118
Finance Leases, 2027	93
Finance Leases, 2028	70
Finance Leases, 2029	52
Finance Leases, 2030	42
Finance Leases, Thereafter	8
Finance Leases, Total undiscounted lease obligation	383
Finance Leases, Less: Imputed interest	(46)
Finance Leases, Present value of lease obligations	$ 337